UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
                                               ------------------
Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):        [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            MM Capital, LLC
          -------------------------------------------------
Address:         1325 Avenue of The Americas, 28th Floor
          -------------------------------------------------
                 New York, New York 10019
          -------------------------------------------------

Form 13F File Number: 028-13800

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Markus Hausberger
          -------------------------------------------------
Title:           Managing Member
          -------------------------------------------------
Phone:           (212) 763-8432
          -------------------------------------------------
Signature, Place, and Date of Signing:

             /s/ Markus Hausberger             New York, NY   February 14, 2012
          -------------------------------   ----------------- -----------------
                      [Signature]             [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                        ----------------------
Form 13F Information Table Entry Total:          45
                                        ----------------------
Form 13F Information Table Value Total:    $369,752
                                        ----------------------
                                             (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.

                           FORM 13F INFORMATION TABLE

        COLUMN 1        COLUMN 2   COLUMN 3   COLUMN 4             COLUMN 5         COLUMN 6   COLUMN 7            COLUMN 8
                        TITLE OF               VALUE      SHARES/            PUT/  INVESTMENT   OTHER          VOTING AUTHORITY
    NAME OF ISSUER       CLASS       CUSIP    (X1000)     PRN AMT   SH/PRN   CALL  DISCRETION  MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Automatic Data
  Processing In          Com      053015103      1,512        28000    SH    Put      Sole                   28000      0         0
------------------------------------------------------------------------------------------------------------------------------------
American Elec Pwr Inc    Com      025537101      1,033        25000    SH    Put      Sole                   25000      0         0
------------------------------------------------------------------------------------------------------------------------------------
Aon Corp                 Com      037389103      576          12300    SH    Put      Sole                   12300      0         0
------------------------------------------------------------------------------------------------------------------------------------
Boeing Co                Com      097023105      858          11700    SH    Put      Sole                   11700      0         0
------------------------------------------------------------------------------------------------------------------------------------
Bank of America
  Corporation            Com      060505104      787          141500   SH    Call     Sole                   141500     0         0
------------------------------------------------------------------------------------------------------------------------------------
Bank of America
  Corporation            Com      060505104      123          22100    SH    Call     Sole                   22100      0         0
------------------------------------------------------------------------------------------------------------------------------------
Colgate Palmolive Co     Com      194162103      1,053        11400    SH    Put      Sole                   11400      0         0
------------------------------------------------------------------------------------------------------------------------------------
CVS Caremark Corporation Com      126650100      1,525        37400    SH    Put      Sole                   37400      0         0
------------------------------------------------------------------------------------------------------------------------------------
Dell Inc                 Com      24702R101      6,908        472200   SH    Put      Sole                   472200     0         0
------------------------------------------------------------------------------------------------------------------------------------
eBay Inc                 Com      278642103      13,967       460500   SH    Put      Sole                   460500     0         0
------------------------------------------------------------------------------------------------------------------------------------
E M C Corp Mass          Com      268648102      218          10100    SH    Put      Sole                   10100      0         0
------------------------------------------------------------------------------------------------------------------------------------
E M C Corp Mass          Com      268648102      592          27500    SH    Put      Sole                   27500      0         0
------------------------------------------------------------------------------------------------------------------------------------
Exelon Corp              Com      30161N101      2,394        55200    SH    Put      Sole                   55200      0         0
------------------------------------------------------------------------------------------------------------------------------------
Exelon Corp              Com      30161N101      243          5600     SH    Put      Sole                   5600       0         0
------------------------------------------------------------------------------------------------------------------------------------
Exelon Corp              Com      30161N101      1,947        44900    SH    Put      Sole                   44900      0         0
------------------------------------------------------------------------------------------------------------------------------------
Sanofi                   Right    80105N113      36           29800    SH    Put      Sole                   29800      0         0
                         12/31/2020
------------------------------------------------------------------------------------------------------------------------------------
Sanofi                   Right    80105N113      72           59800    SH    Put      Sole                   59800      0         0
                         12/31/2020
------------------------------------------------------------------------------------------------------------------------------------
Sanofi                   Right    80105N113      14           11300    SH    Put      Sole                   11300      0         0
                         12/31/2020
------------------------------------------------------------------------------------------------------------------------------------
Google Inc               CL A     38259P508      33,587       52000    SH    Put      Sole                   52000      0         0
------------------------------------------------------------------------------------------------------------------------------------
Google Inc               CL A     38259P508      30,551       47300    SH    Put      Sole                   47300      0         0
------------------------------------------------------------------------------------------------------------------------------------
Google Inc               CL A     38259P508      59,487       92100    SH    Put      Sole                   92100      0         0
------------------------------------------------------------------------------------------------------------------------------------
Google Inc               CL A     38259P508      11,562       17900    SH    Put      Sole                   17900      0         0
------------------------------------------------------------------------------------------------------------------------------------
Google Inc               CL A     38259P508      1,292        2000     SH    Put      Sole                   2000       0         0
------------------------------------------------------------------------------------------------------------------------------------
Google Inc               CL A     38259P508      36,170       56000    SH    Put      Sole                   56000      0         0
------------------------------------------------------------------------------------------------------------------------------------
Goodrich Corp            Com      382388106      631          5100     SH    Put      Sole                   5100       0         0
------------------------------------------------------------------------------------------------------------------------------------
Intel Corp               Com      458140100      9,564        394400   SH    Put      Sole                   394400     0         0
------------------------------------------------------------------------------------------------------------------------------------
Intel Corp               Com      458140100      764          31500    SH    Put      Sole                   31500      0         0
------------------------------------------------------------------------------------------------------------------------------------
                                       3

        COLUMN 1        COLUMN 2   COLUMN 3   COLUMN 4             COLUMN 5         COLUMN 6   COLUMN 7            COLUMN 8
                        TITLE OF               VALUE      SHARES/            PUT/  INVESTMENT   OTHER          VOTING AUTHORITY
    NAME OF ISSUER       CLASS       CUSIP    (X1000)     PRN AMT   SH/PRN   CALL  DISCRETION  MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Intuit                   Com      461202103      1,246        23700    SH    Put      Sole                   23700      0         0
------------------------------------------------------------------------------------------------------------------------------------
Intuitive Surgical Inc   Com New  46120E602      1,065        2300     SH    Put      Sole                   2300       0         0
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co      Com      46625H100      7,039        211700   SH    Call     Sole                   211700     0         0
------------------------------------------------------------------------------------------------------------------------------------
Monsanto Co New          Com      61166W101      3,342        47700    SH    Put      Sole                   47700      0         0
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp           Com      594918104      3,972        153000   SH    Put      Sole                   153000     0         0
------------------------------------------------------------------------------------------------------------------------------------
Noble Energy Inc         Com      655044105      227          2400     SH    Put      Sole                   2400       0         0
------------------------------------------------------------------------------------------------------------------------------------
NextEra Energy Inc       Com      65339F101      712          11700    SH    Put      Sole                   11700      0         0
------------------------------------------------------------------------------------------------------------------------------------
PPL Corp                 Com      69351T106      218          7400     SH    Put      Sole                   7400       0         0
------------------------------------------------------------------------------------------------------------------------------------
Southern Co              Com      842587107      338          7300     SH    Put      Sole                   7300       0         0
------------------------------------------------------------------------------------------------------------------------------------
SPDR S&P 500 ETF Tr      TR Unit  78462F103      29,618       236000   SH    Call     Sole                   236000     0         0
------------------------------------------------------------------------------------------------------------------------------------
SPDR S&P 500 ETF Tr      TR Unit  78462F103      24,021       191400   SH    Call     Sole                   191400     0         0
------------------------------------------------------------------------------------------------------------------------------------
SPDR S&P 500 ETF Tr      TR Unit  78462F103      56,475       450000   SH    Call     Sole                   450000     0         0
------------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd   SHS      H89128104      1,196        25600    SH    Put      Sole                   25600      0         0
------------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd   SHS      H89128104      1,093        23400    SH    Put      Sole                   23400      0         0
------------------------------------------------------------------------------------------------------------------------------------
United Parcel
  Service Inc            CL B     911312106      2,730        37300    SH    Put      Sole                   37300      0         0
------------------------------------------------------------------------------------------------------------------------------------
US Bancorp Del           Com New  902973304      544          20100    SH    Call     Sole                   20100      0         0
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co New     Com      949746101      4,109        149100   SH    Call     Sole                   149100     0         0
------------------------------------------------------------------------------------------------------------------------------------
Yahoo Inc                Com      984332106      14,341       889100   SH    Put      Sole                   889100     0         0
------------------------------------------------------------------------------------------------------------------------------------
                                       4
